Other reserves and retained earnings	12 Months Ended
Dec. 31, 2019
Disclosure Of Other Reserves And Retained Earnings [Abstract]
Other reserves and retained earnings
29 Other reserves and retained earnings

	2019 US$m	2018 US$m	2017 US$m
Capital redemption reserve(a)
At 1 January	47	38	34
Own shares purchased and cancelled	4	9	4
At 31 December	51	47	38
Cash flow hedge reserve
At 1 January	195	32	32
Adjustment for transition to new accounting pronouncements at 1 January 2018 (note 45)	—	(4)	—
Cash flow hedge gains	12	156	62
Cash flow hedge (gains)/losses transferred to the income statement	(41)	40	(62)
Tax on the above	(6)	(54)	—
Transfers and other movements	—	25	—
At 31 December	160	195	32
Available for sale revaluation reserves
At 1 January	—	20	(126)
Adjustment for transition to new accounting pronouncements at 1 January 2018 (note 45)	—	(20)	—
Gains on available for sale securities	—	—	19
Losses on available for sale securities transferred to the income statement	—	—	6
Tax on the above	—	—	(1)
Transfers and other movements	—	—	122
At 31 December	—	—	20
Fair value through other comprehensive income reserve
At 1 January	(6)	—	—
Adjustment for transition to new accounting pronouncements at 1 January 2018 (note 45)	—	8	—
Losses on equity investments	(5)	(11)	—
Transfers to retained earnings	—	(3)	—
At 31 December	(11)	(6)	—
Cost of hedging reserve
At 1 January	(13)	—	—
Adjustment for transition to new accounting pronouncements at 1 January 2018 (note 45)	—	26	—
Cost of hedging deferred to reserves during the year	3	(36)	—
Transfer of cost of hedging to the income statement	—	(3)	—
At 31 December	(10)	(13)	—
Other reserves(b)
At 1 January	11,650	11,714	11,861
Own shares purchased from Rio Tinto Limited shareholders to satisfy share options	(63)	(114)	(64)
Employee share options: value of services	52	52	31
Deferred tax on share options	4	(2)	10
Companies no longer consolidated	—	—	(124)
At 31 December	11,643	11,650	11,714
Foreign currency translation reserve(c)
At 1 January	(3,212)	480	(2,585)
Parent and subsidiaries currency translation and exchange adjustments	331	(3,658)	2,942
Equity accounted units currency translation adjustments	10	(48)	34
Currency translation reclassified on disposal	215	14	78
Transfers and other movements	—	—	11
At 31 December	(2,656)	(3,212)	480

Total other reserves per balance sheet	9,177	8,661	12,284
29 Other reserves and retained earnings continued

	2019 US$m	2018 US$m	2017 US$m
Retained earnings(d)
At 1 January	27,025	23,761	21,631
Adjustment for transition to new accounting pronouncements at 1 January (note 45)	(113)	(179)	—
Parent and subsidiaries' profit for the year	7,709	13,125	8,423
Equity accounted units' profit after tax for the year	301	513	339
Actuarial (losses)/gains(e)	(259)	894	1
Tax relating to components of other comprehensive income	81	(269)	(150)
Total comprehensive income for the year	7,832	14,263	8,613
Share buy-back programme	(1,135)	(5,423)	(2,312)
Dividends paid	(10,334)	(5,356)	(4,250)
Change in equity interest held by Rio Tinto	85	60	43
Companies no longer consolidated	—	—	130
Own shares purchased/treasury shares reissued for share options and other movements	(43)	(140)	(18)
Employee share options and other IFRS 2 charges taken to the income statement	70	61	57
Transfer from FVOCI reserve	—	3	—
Transfers and other movements	—	(25)	(133)
At 31 December	23,387	27,025	23,761

(a)
The capital redemption reserve was set up to comply with section 733 of the UK Companies Act 2006 (previously section 170 of the UK Companies Act 1985) when shares of a company are redeemed or purchased wholly out of the company’s profits. Balances reflect the amount by which the company’s issued share capital is diminished in accordance with this section.

(b)
Other reserves includes US$11,936 million which represents the difference between the nominal value and issue price of the shares issued arising from Rio Tinto plc’s rights issue completed in July 2009. No share premium was recorded in the Rio Tinto plc financial statements through the operation of the merger relief provisions of the UK Companies Act 1985.

Other reserves also include the cumulative amount recognised under IFRS 2 in respect of options granted but not exercised to acquire shares in Rio Tinto Limited, less, where applicable, the cost of shares purchased to satisfy share options exercised. The cumulative amount recognised under IFRS 2 in respect of options granted but not exercised to acquire shares in Rio Tinto plc is recorded in retained earnings.

(c)
Exchange differences arising on the translation of the Group’s net investment in foreign controlled companies are taken to the foreign currency translation reserve, as described in note 1(d). The cumulative differences relating to an investment are transferred to the income statement when the investment is disposed of.

(d)	Retained earnings and movements in reserves of subsidiaries include those arising from the Group’s share of joint operations.

(e)	There were US$7 million actuarial losses relating to equity accounted units in 2019 (31 December 2018: nil; 31 December 2017: nil).